Other disclosures	6 Months Ended
Jun. 30, 2018
Other disclosures
Other disclosures

16.   Other disclosures

a)Valuation techniques for financial assets and liabilities

The following table shows a summary of the fair values, at June 30, 2018 (IFRS 9) and December 31, 2017 (IAS 39), of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	Millions of euros
	06-30-18 (*)			12-31-17
	Published price quotations in active markets	Internal models		Published price quotations in active markets	Internal models
	(Level 1)	(Levels 2 and 3)	Total	(Level 1)	(Levels 2 and 3)	Total

Financial assets held for trading	45,554	67,393	112,947	58,215	67,243	125,458
Non-trading financial assets mandatorily at fair value through profit or loss	2,193	3,070	5,263
Financial assets at fair value through profit and loss	2,900	45,143	48,043	3,823	30,959	34,782
Financial assets at fair value through other comprehensive income	104,666	16,165	120,831
Financial assets available-for-sale (1)				113,258	18,802	132,060
Hedging derivatives (assets)	—	8,348	8,348	—	8,537	8,537
Financial liabilities held for trading	15,102	60,248	75,350	21,828	85,796	107,624
Financial liabilities designated at fair value through profit or loss	822	57,331	58,153	769	58,847	59,616
Hedging derivatives (liabilities)	4	6,724	6,728	8	8,036	8,044
Liabilities under insurance contracts	—	936	936	—	1,117	1,117

(*)  See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(1)  As of December 31, 2017, there were equity instruments registered in the portfolio of financial assets available for sale, valued at their cost in the amount of EUR 1,211 million.

Financial instruments at fair value, determined on the basis of published price quotations in active markets (Level 1), include government debt securities, private-sector debt securities, derivatives traded in organized markets, securitized assets, shares, short positions and fixed-income securities issued.

In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (Level 2) and, in very specific cases, they use significant inputs not observable in market data (Level 3).

In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The Group did not make any material transfers of financial instruments between measurement levels other than the transfers included level 3 table for the six-month periods ended on the June 30, 2018.

The Group has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group's units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies). The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.

The most important products and families of derivatives, and the related valuation techniques and inputs, by asset class, are detailed in the consolidated annual accounts as at December 31, 2017.

As of June 30, 2018, the CVA (Credit Valuation Adjustment) accounted for was EUR 319 million (-1.1% from December 31, 2017) and adjustments of DVA (Debt Valuation Adjustment) was EUR 281 million (27.8% compared to December 31, 2017). The increase in DVA is mainly due to the credit spreads rise by more than 30% in the most liquid periods.

Set forth below are the financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) at June 30, 2018 (IFRS 9) and December 31, 2017 (IAS 39):

	Millions of euros		Millions of euros
	Fair values calculated using		Fair values calculated using
	internal models at		internal models at
	06-30-18 (*)		12-31-17
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	137,398	2,721	124,178	1,363
Financial assets held for trading	66,937	456	66,806	437
Credit institutions	7,171	—	1,696	—	Present Value Method	Interest rates curves, FX market prices
Customers (a)	5,103	—	8,815	—	Present Value Method	Interest rates curves, FX market prices
Debt instruments and equity instruments	869	34	335	32	Present Value Method	Interest rates curves, FX market prices
Derivatives	53,794	422	55,960	405	Present Value Method
Swaps	41,676	173	44,766	189	Present Value Method, Gaussian Copula (b)	Interest rates curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	938	4	463	5	Black-Scholes Model	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Interest rate options	4,154	144	4,747	162	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Interest rate futures	4	—	2	—	Present Value Method	Interest rates curves, FX market prices
Index and securities options	1,326	21	1,257	5	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX market and equity, Dividends, Correlation, Liquidity, HPI
Other	5,696	80	4,725	44	Advanced and local stochastic volatility models and other	Interest rates curves, Volatility surfaces, FX Market prices and Liquidity
Hedging derivatives	8,331	17	8,519	18
Swaps	7,448	17	7,896	18	Present Value Method	Interest rates curves, FX market prices , Basis FX market prices, Interest rate curves, Volatility surfaces
Interest rate options	14	—	13	—	Black Model
Other	869	—	610	—	Present Value Method, advanced and local stochastic volatility models and other	Interest rate curves, Volatility surfaces, FX market prices and EQ, Dividends, Correlation, HPI, Credit, Other
Non-trading financial assets mandatorily at fair value through profit or loss	1,934	1,136	—	—	Present Value Method	Interest rates curves, FX market prices y EQ, Dividends, Other
Equity instruments	667	475	—	—
Debt instruments	1,122	518	—	—
Loans and receivables	145	143	—	—
Financial assets designated at fair value through profit or loss	45,138	5	30,677	282
Central banks	8,989	—	9,889	—	Present Value Method	Interest rates curves, FX market prices
Credit institutions	16,144	—	—	—	Present Value Method	Interest rates curves, FX market prices
Customers (c)	19,995	5	20,403	72	Present Value Method	Interest rates curves, FX market prices, HPI
Debt instruments and equity instruments	10	—	385	210	Present Value Method	Interest rates curves, FX market prices
Financial assets at fair value through other comprehensive income	15,058	1,107	—	—		Interest rates curves, FX market prices and EQ, Dividends, Credit, Others
Equity instruments	354	736	—	—
Debt instruments	13,523	7	—	—
Loans and receivables	1,181	364	—	—
Financial assets available for sale	—	—	18,176	626
Debt instruments and equity instruments	—	—	18,176	626	Present Value Method	Interest rates curves, FX market prices
LIABILITIES	125,046	193	153,600	196
Financial liabilities held for trading	60,069	179	85,614	182
Central banks	—	—	282	—	Present Value Method	Interest rates curves, FX market prices
Credit institutions	558	—	292	—	Present Value Method	Interest rates curves, FX market prices
Customers	5,777	—	28,179	—	Present Value Method	Interest rates curves, FX market prices
Derivatives	53,734	179	56,860	182
Swaps	40,748	103	45,041	100	Present Value Method Gaussian Copula (b)	Interest rates curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	822	9	497	9	Black-Scholes Model	Interest rates curves, Volatility surfaces, FX Market prices, Liquidity
Interest rate options	4,797	18	5,402	19	Black's Model, advanced multi factor interest rates models	Interest rates curves, Volatility surfaces, FX Market prices, Liquidity
Index and securities options	1,582	42	1,527	41	Black-Scholes Model	Interest rates curves, FX market prices
Interest rate and equity futures	2	—	1	—	Present Value Method	Interest rates curves, Volatility surfaces, FX Market prices and EQ, Dividends, Correlation, Liquidity, HPI
Other	5,783	7	4,392	13	Present Value Method , advanced and local stochastic volatility models and other	Interest rates curves, Volatility surfaces, FX Market prices and EQ, Dividends, Correlation, HPI, Credit, Other
Short positions	—	—	1	—	Present Value Method	Interest rates curves, FX market prices and equity
Hedging derivatives	6,717	7	8,029	7
Swaps	6,415	7	7,573	7	Present Value Method	Interest rates curves, FX market prices, Basis
Interest rate options	166	—	287	—	Black's Model	Interest rates curves, Volatility surfaces, FX market prices and liquidity
Other	136	—	169	—	Present Value Method, advanced and local stochastic volatility models and other	Interest rates curves, volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	57,324	7	58,840	7	Present Value Method	Interest rates curves, FX market prices
Liabilities under insurance contracts	936	—	1,117	—

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(a)   Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

(b)   Includes credit risk derivatives with a negative net fair value of EUR 142 million recognized in the interim condensed consolidated balance sheet. These assets and liabilities are measured using the Standard Gaussian Copula Model.

The measurements obtained using the internal models might have been different had other methods or assumptions been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognized in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.

Level 3 financial instruments

Set forth below are the Group's main financial instruments measured using unobservable market data that constitute significant inputs of the internal models (Level 3):

-Instruments in Santander UK's portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth rate of that rate, its volatility and mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.

•

The HPI spot rate: for some instruments the NSA HPI spot rate, which is directly observable and published on a monthly basis, is used. For other instruments where regional HPI rates must be used (published quarterly), adjustments are made to reflect the different composition of the rates and adapt them to the regional composition of Santander UK's portfolio.

•

HPI growth rate: this is not always directly observable in the market, especially for long maturities, and is estimated in accordance with existing quoted prices. In order to reflect the uncertainty implicit in these estimates, adjustments are made based on an analysis of the historical volatility of the HPI, incorporating reversion to the mean.

•

HPI volatility: the long-term volatility is not directly observable in the market but is estimated on the basis of more short-term quoted prices and by making an adjustment to reflect the existing uncertainty, based on the standard deviation of historical volatility over various time periods.

•	Mortality rates: these are based on published official tables and adjusted to reflect the composition of the customer portfolio for this type of product at Santander UK.

-Callable interest rate trading derivatives (Bermudan style options) where the main unobservable input is mean reversion of interest rates.

-Derivatives of negotiation on interest rates, taking asset securitizations and with the redemption rate (CPR) as the main unobservable input as an underlying asset.

The net amount recorded in the results of the first six months of 2018 resulting from the aforementioned valuation models which main inputs are unobservable market data (Level 3) amounts to EUR 13 million gains.

The table below shows the effect, at June 30, 2018, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

					Impacts (in millions of reais)
Portfolio/Instrument (*)				Weighted	Unfavorable	Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range	average	scenario	scenario
Financial assets held for trading
Trading derivatives	Present Value Method	Curves on TAB indices (**)	(a)	(a)	(0.4)	0.4
		Long-term rates MXN	(a)	(a)	—	—
	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.54%	(23.8)	23.1
		HPI spot rate	n/a	756.83(***)	(8.5)	8.5
		Long-term FX volatility	14%-26%	14.9%	(1.8)	0.3
	Standard Gaussian Copula Model	Probability of default	0%-5%	2.43%	(2.3)	2.2
			—	—	—	—
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present Value Method, others	Contingencies for litigation	0%-100%	35%	(22.0)	11.9
	Present Value Method, others	Late payment and prepayment rate capital cost long-term profit growth rate	(a)	(a)	(1.7)	1.7
Non-trading financial assets mandatorily at fair value through profit or loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%	2.66%	(6.3)	5.5
Debt instruments and equity instruments	Weighted average by probability (according to forecast mortality rates) of HPI forwards, using the present value model	HPI forward growth rate	0%-5%	2.54%	(8.6)	8.3
		HPI spot rate	n/a	756.83(***)	(13.4)	13.4
Financial liabilities held for trading
Trading derivatives	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%-5%	2.43%	(7.5)	7.1
		HPI spot rate	n/a	734.72(***)	(6.5)	7.3
		Curves on TAB indices (**)	(a)	(a)	—	—
			—	—	—	—

Hedging Derivatives (Liabilities)	Advanced multi-factor interest rate models	Mean reversion of interest rates	0.0001-0.03	0.01(****)	—	—

Financial liabilities designated at fair value through profit or loss	-	-	—	—	(b)	(b)

(*)      See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)    TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average deposit interest rates (over 30, 90, 180 and 360 days) published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (Unidad de Fomento - UF).

(***)  There are national and regional HPI indices. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is a change of 10%.

(****) Theoretical average value of the parameter. The change arising on a favorable scenario is from 0.0001 to 0.03. An unfavorable scenario is not considered as there is insufficient margin for an adverse change from the current parameter level.

(a)       The exercise was conducted for the unobservable inputs described in the main unobservable inputs column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/-100 basis points for the total sensitivity to this index in CLP and CLF. The same is applicable to the MXN interest rates.

(b)       The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.

Lastly, the changes in the financial instruments classified as Level 3 in the first half of 2018 (IFRS 9) were as follows:

	01-01-18	Changes							06-30-18
	Fair value				Changes in	Changes in			Fair value
	calculated using				fair value	fair value			calculated using
	internal models	Purchases/	Sales/		recognized in	recognized	Level		internal models
Millions of euros (*)	(Level 3)	Settlements	Amortization	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)

Financial assets held for trading	437	32	(14)	—	(12)	—	17	(4)	456
Debt instruments and equity instruments	32	—	—	—	—	—	2	—	34
Trading derivatives	405	32	(14)	—	(12)	—	15	(4)	422
Swaps	189	—	(5)	—	(11)	—	—	-	173
Exchange rate options	5	—	—	—	—	—	—	(1)	4
Interest rate options	162	—	(3)	—	(15)	—	—	—	144
Index and securities options	5	10	(4)	—	—	—	11	(1)	21
Other	44	22	(2)	—	14	—	4	(2)	80
Hedging derivatives (Assets)	18	—	—	—	(1)	—	—	—	17
Swaps	18	—	—	—	(1)	—	—	—	17
Financial assets at fair value through profit or loss	—	—	—	—	—	—	—	5	5
Loans and advances to customers	—	—	—	—	—	—	—	5	5
Non-trading financial assets mandatorily at fair value through profit or loss	1,050	12	(16)	—	(1)	—	26	65	1,136
Loans and advances to customers	150	—	(11)	—	(1)	—	—	5	143
Debt instruments	518	—	(3)	—	(21)	—	26	(2)	518
Equity instruments	382	12	(2)	—	21	—	—	62	475
Financial assets at fair value through other comprehensive income	1,259	76	(65)	—	—	(215)	—	52	1,107
TOTAL ASSETS	2,764	120	(95)	—	(14)	(215)	43	118	2,721
				—
Financial liabilities held for trading	182	—	(26)	—	(27)	—	50	—	179
Trading derivatives	182	—	(26)	—	(27)	—	50	—	179
Swaps	100	—	(6)	—	(15)	—	24	—	103
Exchange rate options	9	—	—	—	—	—	—	—	9
Interest rate options	19	—	—	—	(1)	—	—	—	18
Index and securities options	41	—	(20)	—	(5)	—	26	—	42
Others	13	—	—	—	(6)	—	—	—	7
Hedging derivatives (Liabilities)	7	—	—	—	—	—	—	—	7
Swaps	7	—	—	—	—	—	—	—	7
Financial liabilities designated at fair value through profit or loss	7	—	—	—	—	—	—	—	7
TOTAL LIABILITIES	196	—	(26)	—	(27)	—	50	—	193

(*)   See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

b)    Sovereign risk with peripheral European countries

The detail at June 30, 2018 (IFRS 9) and December 31, 2017 (IAS 39), by type of financial instrument, of the Group credit institutions’ sovereign risk exposure to Europe’s peripheral countries and of the short positions exposed to them, taking into consideration the scope established by the European Banking Authority (EBA) in the analyses performed on the capital needs of European credit institutions (Note 54 to the consolidated annual accounts for 2017), is as follows:

Sovereign risk by country of issuer/borrower at June 30, 2018 (**)
	Millions of euros (*)
	Debt instruments							MtM Derivatives (****)
	Financial
	assets held for
	trading and			Non-trading
	Financial		Financial	financial
	assets		assets at fair	assets
	designated at		value through	mandatorily	Financial	Loans and
	fair value		other	at fair value	assets at	advances to	Total net
	through profit	Short	comprehensive	through	amortized	customers	direct	Other than
	or loss	positions	income (*****)	profit or loss	cost	(***)	exposure	CDSs	CDSs
Spain	4,899	(4,518)	30,150	—	7,602	15,910	54,043	413	—
Portugal	128	(25)	4,132	—	272	3,355	7,862	—	—
Italy	213	(916)	1,892	—	439	18	1,646	(1)	1
Ireland	—	—	—	—	—	—	—	(1)	—

(*)         See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)        Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 12,654 million (of which EUR 10,993 million, EUR 1,203 million, EUR 456 million and EUR 2 million) relate to Spain, Portugal, Italy and Ireland, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to EUR 11,019 million (of which EUR 9,989 million, EUR 572 million and EUR 458 million to Spain, Portugal and Italy, respectively).

(***)      Presented without taking into account the valuation adjustments recognized (EUR 88 million).

(****)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(*****)  Regarding the exposure in Italy, EUR 1,841 million corresponds to bonds sold under a forward agreement and EUR 50 million to notes with maturity less than two months.

Sovereign risk by country of issuer/borrower at December 31, 2017 (*)
	Millions of euros
	Debt instruments							MtM Derivatives (***)
	Financial
	assets held for
	trading and
	Financial
	assets
	designated at		Financial		Financial	Loans and	Total net
	fair value		assets		assets	advances to	direct
	through profit	Short	available	Loans and	held-to-	customers	exposure	Other than
	or loss	positions	for sale	receivables	maturity	(**)	(****)	CDSs	CDSs
Spain	6,940	(2,012)	37,748	1,585	1,906	16,470	62,637	(21)	—
Portugal	208	(155)	5,220	232	3	3,309	8,817	—	—
Italy	1,962	(483)	4,613	—	—	16	6,108	(5)	5

(*)       Information prepared under EBA standards. Also, there are government debt instruments on insurance companies balance sheets amounting to EUR 11,673 million (of which EUR 10,079 million, EUR 1,163 million and EUR 431 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives –contingent liabilities and commitments– amounting to EUR 3,596 million (EUR 3,010 million, EUR 146 million and EUR 440 million to Spain, Portugal and Italy, respectively).

(**)     Presented without taking into account the valuation adjustments recognized (EUR 31 million).

(***)  "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)  The direct exposures in the Balance sheet include EUR 19,601 million, mainly concentrated in debt instruments in the Grupo Banco Popular.

The detail of the Group’s other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at June 30, 2018 and December 31, 2017 is as follows:

Exposure to other counterparties by country of issuer/borrower at June 30, 2018 (****)
	Millions of euros (*)
			Debt instruments						Derivatives (***)

			Financial assets	Financial assets at
			held for trading and	fair value through	Non-trading financial		Loans and
	Balances	Reverse	Financial assets	other	assets mandatorily at fair	Financial assets	advances to	Total net
	with central	repurchase	designated at	comprehensive	value through profit or	at amortized	customers	direct	Other than
	banks	agreements	FVTPL	income	loss	cost	(**)	exposure	CDSs	CDSs
Spain	40,174	6,821	566	1,917	348	3,348	206,775	259,949	3,480	10
Portugal	2,235	88	161	106	—	4,205	34,025	40,820	1,219	—
Italy	25	3,465	323	813	—	—	10,106	14,732	185	—
Greece	—	—	—	—	—	—	56	56	29	—
Ireland	—	5	54	815	714	30	1,357	2,975	111	—

(*)          See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

(**)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 73,576 million, EUR 7,967 million, EUR 4,047 million, EUR 202 million and EUR 892 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(***)      Presented without taking into account valuation adjustments or impairment corrections (EUR 10,589 million).

(****)   “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at December 31, 2017 (*)
	Millions of euros
			Debt instruments						Derivatives (***)

			Financial assets
			held for trading and	Financial			Loans and	Total net
	Balances	Reverse	Financial assets	assets		Held to	advances to	direct
	with central	repurchase	designated at	available-for-	Loans and	maturity	customers	exposure	Other than
	banks	agreements	FVTPL	sale	receivables	investments	(**)	(****)	CDSs	CDSs
Spain	36,091	6,932	623	4,784	2,880	—	210,976	262,286	2,299	2
Portugal	761	178	160	764	4,007	106	35,650	41,626	1,416	—
Italy	17	2,416	438	1,010	—	—	10,015	13,896	211	5
Greece	—	—	—	—	—	—	56	56	30	—
Ireland	—	—	20	476	584	—	1,981	3,061	79	—

(*)       Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to EUR 81,072 million, EUR 8,936 million, EUR 4,310 million, EUR 200 million and EUR 714 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively of which Grupo Banco Popular EUR 15,460 million with counterparts in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)     Presented without taking into account valuation adjustments or impairment corrections (EUR 10,653 million of which approximately EUR 3,986 million come from the Banco Popular Group exposure).

(***)   Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)   Direct exposures in the Balance sheet include EUR 83,625 million, mainly concentrated in loans to customers in the Grupo Banco Popular.

Following is certain information on the notional amounts of the CDSs detailed in the foregoing tables at June 30, 2018 and December 31, 2017:

06-30-2018
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	269	433	(164)	(2)	12	10
Portugal	Sovereign	26	26	—	—	—	—
	Other	—	—	—	—	—	—
Italy	Sovereign	26	601	(575)	—	1	1
	Other	214	164	50	(6)	6	—

12-31-2017
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	324	499	(175)	(3)	5	2
Portugal	Sovereign	25	128	(103)	(1)	1	—
	Other	1	1	—	—	—	—
Italy	Sovereign	25	450	(425)	—	5	5
	Other	225	201	24	(3)	8	5

c) Refinancing and restructured transactions

The following forms are use with the meanings specified below:

•

Refinancing transaction: transaction granted or used for reasons relating to -current or foreseeable- financial difficulties the borrower may have in repaying one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of cancelled or refinanced transactions to repay the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.

•

Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.

To determine the maximum amount of the guarantees, we will consider as follows:

•	Collateral guarantees: the appraisal or valuation of the collateral guarantees received; for each transaction this amount will never be higher than the collateralized exposure.
•	Personal guarantees, maximum amount guarantors will have to pay if the guarantee is executed.

	06-30-2018
	Total							Of which: Non performing
	Without collateral (a)		With collateral					Without collateral (a)		With collateral
					Maximum amount of		Accumulated					Maximum amount of		Accumulated
					collateral that can be		Impairment					collateral that can be		Impairment
Amounts in millions of euros,					considered		or losses at					considered		or losses at
except number of transactions	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due	Number of	Gross	Number of	Gross	Mortgage	Other	fair value due
in units.	transactions	amount	operations	amount	guarantee	guarantees	to credit risk	transactions	amount	operations	amount	guarantee	guarantees	to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	42	52	22	20	8	5	3	15	6	12	5	4	—	2
Other financial institutions and: individual shareholder)	886	50	140	42	17	6	30	318	17	76	29	11	1	29
Non financial institutions and individual shareholder	248,513	7,706	47,183	13,717	8,621	1,384	6,711	117,887	4,723	24,300	8,387	5,549	524	6,129
Of which: Financing for constructions and property development	897	249	2,641	2,417	1,890	59	878	766	199	2,018	1,553	1,294	52	843
Other warehouses	1,914,540	4,126	878,486	18,724	8,915	4,263	4,176	803,097	1,687	140,632	5,198	3,330	303	2,869
Total	2,163,981	11,934	925,831	32,503	17,561	5,658	10,920	921,317	6,433	165,020	13,619	8,894	828	9,029
Financing classified as non-current assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(a)   Includes guarantees other than collateral amounting to EUR 2,077 million, of which non-performing EUR 1,236 million.

The table below shows the changes of these balances during the first semester of 2018:

Millions of euros
Carrying amount	06-30-2018

Opening balances	36,164
(+) Refinancing and Restructured balances	5,165
Memorandum items: Amount registered in the income statements	1,312
(-) Debt repayment	(5,753)
(-) Foreclosures	(320)
(-) Balance derecognition (Written-off reclassification)	(1,420)
(+)/(-) Other changes	(319)
Final Balances	33,517

d) Real estate business – Spain

i)	Portfolio of home purchase loans to families

Home purchase loans granted to families in Spain on June 30, 2018 amounted to EUR 64,045 million. Of which mortgages are 99%.

	06-30-2018
	Millions of euros
	Gross	Of which:
	Amount	Non performing
Home purchase loans to families
-Without mortgage guarantee	641	129
-With mortgage guarantee	63,404	2,340
	64,045	2,469

The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:

•	All mortgage transactions include principal repayments from the very first day.
•	Early repayment is common practice and, accordingly, the average life of the transactions is far shorter than their contractual term.
•	Debtors provide all their assets as security, not just the home.
•	High quality of collateral, since the portfolio consists almost exclusively of principal-residence loans.
•	81.86% of the portfolio has an LTV of less than 80% (calculated as the ratio of total exposure to the amount of the latest available appraisal).

	06-30-2018
	Loan to value ratio
		More than	More than	More than
		40% and	60% and	80% and
	Less than or	less than	less than	less than or	More than
In millions of euros	equal to 40%	60%	80%	equal to 100%	100%	TOTAL
Gross amount	14,949	17,950	19,005	7,057	4,443	63,404
- Of which: Non performing	228	346	569	482	715	2,340

ii)Financing construction and property development

At June 30, 2018 the financing amount related to construction and real estate business in Spain amounted to EUR 4,834 million net of allowances.

	06-30-2018
		Excess over
		collateral	Specific
Millions of euros	Gross Amount	value	allowance
Financing construction and property development recognized by the Group´s credit institutions (business in Spain)	5,752	1,192	918
Of which: Non-performing	1,820	561	581
Memorandum items: - Written-off assets	(3,639)	—	—

06-30-18
Carrying
Millions of euros	amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain)	247,796
Total consolidated assets (Total business)	1,433,833
Impairment losses and provision for exposure classified as normal (business in Spain)	1,628

At the end June 30, 2018 the concentration of this portfolio was as follows:

06-30-2018
Millions of euros	Gross amount
Without mortgage guarantee	475
With mortgage guarantee	5,277
Completed buildings	3,260
Residential	1,508
Other	1,752
Buildings under construction	1,108
Residential	738
Other	370
Land	909
Developed Land	605
Other Land	304
Total	5,752

e)Foreclosed real estate assets

The following table shows the breakdown at June 30, 2018 of the foreclosed assets for the Spanish business:

	06-30-2018
			Of which:
			Impairment
	Gross		losses on assets
	carrying	Valuation	since time of	Carrying
Millions of euros	amount	Adjustments	foreclosure	amount
Property assets arising from financing provided to construction and property development companies	8,204	4,123	2,667	4,081
Of which:
Completed Buildings	3,263	1,283	727	1,980
Residential	1,279	498	243	781
Other	1,984	785	484	1,199
Buildings under construction	401	138	94	263
Residential	390	135	91	255
Other	11	3	3	8
Land	4,540	2,702	1,846	1,838
Developed Land	1,799	1,040	633	759
Other land	2,741	1,662	1,213	1,079
Property assets from home purchase mortgage loans to households	1,974	869	374	1,105
Other foreclosed property assets	351	164	110	187
Total property assets	10,529	5,156	3,151	5,373

Additionally, the Group hold its participation in Project Quasar Investments 2017, S.L. (note 2) amounting EUR 1,701 million.

f)    Solvency information

The Group has a capital adequacy position that surpasses the levels required by regulations and the European Central Bank (ECB). In late 2017, the ECB sent each entity its minimum prudential capital requirements for the following year. In 2018, at the consolidated level, the Group has to maintain a minimum capital ratio of 8.655% CET1 phase-in (4.5% for Pillar I, 1.5% for Pillar 2 requirement, 1.875% for the capital conservation buffer, 0.75% as a Global Systemically Important Entity and 0.03% as a Counter-cyclical buffer). The Group must also maintain a minimum Tier 1 phase-in capital ratio of 10.155%, and minimum total phase-in capital of 12.155%.

At June 30, 2018, Banco Santander has a capital ratio regulatory CET1 of 10.98% and a total ratio of 14.47%.

Capital ratio phase – in

	06-30-2018	12-31-2017
Capital ratio
Ordinary common equity tier 1 (Millions of euros)	65,311	74,173
Ordinary common equity tier 1 (Millions of euros)	9,732	3,110
Ordinary common equity tier 2 (Millions of euros)	11,009	13,422
Assets (Millions of euros)	594,754	605,064
Ordinary common equity tier 1 ratio (CET 1)	10.98%	12.26%
Additional capital tier 1 ratio (AT 1)	1.64%	0.51%
Capital Tier 1 ratio (TIER 1)	12.62%	12.77%
Capital Tier 2 ratio (TIER 2)	1.85%	2.22%
Total capital ratio	14.47%	14.99%

Leverage

	06-30-2018	12-31-2017
Leverage
Tier 1 capital (Millions of euros)	75,043	77,283
Exposure (Millions of euros)	1,468,430	1,463,090
Leverage ratio	5.11%	5.28%